Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT1-0922
1.9901444.101
Corporate Bonds - 82.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.2%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	9,045,000	8,050,050
3.375% 8/15/26	11,663,000	8,298,744
		16,348,794
Energy - 1.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,610,553	8,052,765
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,784,113	12,667,714
		20,720,479
TOTAL CONVERTIBLE BONDS		37,069,273
Nonconvertible Bonds - 80.4%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	2,015,000	1,724,141
5.875% 12/1/27	6,833,000	6,354,690
Bombardier, Inc.:
6% 2/15/28 (d)	2,175,000	1,876,590
7.875% 4/15/27 (d)	9,575,000	8,847,300
BWX Technologies, Inc. 4.125% 6/30/28 (d)	4,790,000	4,538,525
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	1,680,000	1,353,744
4.625% 3/1/28 (d)	4,630,000	3,955,915
Moog, Inc. 4.25% 12/15/27 (d)	3,530,000	3,293,949
Science Applications International Corp. 4.875% 4/1/28 (d)	875,000	832,378
TransDigm, Inc.:
4.625% 1/15/29	4,390,000	3,951,000
5.5% 11/15/27	4,520,000	4,271,400
7.5% 3/15/27	1,925,000	1,956,406
		42,956,038
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	1,955,000	1,922,723
Automotive & Auto Parts - 0.4%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	4,310,000	3,637,338
3.815% 11/2/27	3,500,000	3,207,925
		6,845,263
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,015,000	1,858,838
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	12,645,000	2,781,900
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	335,000	267,478
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	4,490,000	4,171,210
4.125% 7/1/30 (d)	1,555,000	1,403,932
5.5% 7/1/29 (d)	620,000	609,150
TEGNA, Inc.:
4.625% 3/15/28	3,285,000	3,208,542
5% 9/15/29	1,395,000	1,363,696
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,735,000	1,567,512
6.625% 6/1/27 (d)	3,185,000	3,192,963
		18,566,383
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	4,385,000	4,297,300
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	3,750,000	3,209,156
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	2,715,000	2,538,254
6% 12/1/29 (d)	2,595,000	2,245,018
		12,289,728
Cable/Satellite TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	5,510,000	4,779,925
4.5% 8/15/30 (d)	5,705,000	5,071,289
4.5% 5/1/32	5,594,000	4,836,405
4.5% 6/1/33 (d)	6,515,000	5,505,175
4.75% 3/1/30 (d)	4,700,000	4,277,000
CSC Holdings LLC:
4.125% 12/1/30 (d)	3,395,000	2,887,244
4.5% 11/15/31 (d)	745,000	633,250
4.625% 12/1/30 (d)	6,930,000	5,266,800
5.375% 2/1/28 (d)	3,690,000	3,505,500
5.75% 1/15/30 (d)	2,120,000	1,711,964
7.5% 4/1/28 (d)	2,580,000	2,367,150
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,585,000	1,447,771
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	4,020,000	3,716,088
6.5% 9/15/28 (d)	5,430,000	4,308,542
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	4,400,000	3,967,700
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	3,720,000	3,171,300
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,597,050
		59,050,153
Capital Goods - 0.7%
Mueller Water Products, Inc. 4% 6/15/29 (d)	2,785,000	2,538,128
Vertical Holdco GmbH 7.625% 7/15/28 (d)	3,810,000	3,448,050
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	6,595,000	6,331,200
		12,317,378
Chemicals - 3.8%
CVR Partners LP 6.125% 6/15/28 (d)	3,455,000	3,144,050
Element Solutions, Inc. 3.875% 9/1/28 (d)	3,615,000	3,337,476
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	4,550,000	3,904,055
7% 12/31/27 (d)	1,040,000	788,133
LSB Industries, Inc. 6.25% 10/15/28 (d)	4,590,000	4,163,543
Methanex Corp.:
5.125% 10/15/27	3,705,000	3,427,125
5.65% 12/1/44	2,410,000	1,759,300
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	3,365,000	2,923,310
5% 5/1/25 (d)	250,000	244,465
5.25% 6/1/27 (d)	4,930,000	4,727,870
Nufarm Australia Ltd. 5% 1/27/30 (d)	4,635,000	3,939,750
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	4,620,000	3,908,714
6.25% 10/1/29 (d)	4,505,000	3,221,075
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	3,235,000	2,706,288
The Chemours Co. LLC:
4.625% 11/15/29 (d)	6,160,000	5,405,400
5.375% 5/15/27	1,160,000	1,107,800
5.75% 11/15/28 (d)	10,225,000	9,744,323
Valvoline, Inc. 4.25% 2/15/30 (d)	3,515,000	3,189,441
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	4,430,000	3,738,920
		65,381,038
Consumer Products - 0.7%
Mattel, Inc. 3.75% 4/1/29 (d)	4,320,000	3,990,600
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,095,000	1,744,088
7.875% 5/1/29 (d)	1,315,000	900,775
Nordstrom, Inc.:
4.25% 8/1/31	3,440,000	2,786,090
4.375% 4/1/30	2,295,000	1,925,432
		11,346,985
Containers - 0.7%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,325,000	1,192,948
Sealed Air Corp. 5% 4/15/29 (d)	3,940,000	3,900,600
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,400,000	2,352,000
8.5% 8/15/27 (d)	4,095,000	3,906,629
		11,352,177
Diversified Financial Services - 3.5%
Altus Midstream LP 5.875% 6/15/30 (d)	2,270,000	2,305,843
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	6,405,000	4,120,391
3.625% 10/1/31 (d)	7,085,000	4,198,358
Hightower Holding LLC 6.75% 4/15/29 (d)	4,525,000	3,556,631
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	5,140,000	4,625,512
5.25% 5/15/27	19,865,000	19,070,400
6.25% 5/15/26	5,530,000	5,492,548
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	2,550,000	2,176,527
OneMain Finance Corp.:
3.5% 1/15/27	5,220,000	4,439,276
3.875% 9/15/28	7,518,000	6,224,942
7.125% 3/15/26	3,425,000	3,315,999
		59,526,427
Diversified Media - 0.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	6,915,000	6,292,650
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	2,095,000	1,969,867
5.625% 10/1/28 (d)	4,408,000	4,319,840
5.875% 10/1/30 (d)	330,000	323,813
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,730,000	2,984,798
		15,890,968
Energy - 11.0%
Apache Corp. 4.25% 1/15/30	1,575,000	1,517,442
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	4,200,000	3,840,832
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	4,810,000	4,617,600
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	3,025,000	2,760,313
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,175,000	2,043,456
6.75% 3/1/29 (d)	3,515,000	3,479,850
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	11,785,000	11,313,600
5.75% 4/1/25	2,530,000	2,492,050
6% 2/1/29 (d)	8,235,000	7,502,250
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	2,495,000	2,317,506
5.625% 10/15/25 (d)	395,000	394,415
CVR Energy, Inc.:
5.25% 2/15/25 (d)	5,915,000	5,660,507
5.75% 2/15/28 (d)	6,090,000	5,511,450
Delek Logistics Partners LP 7.125% 6/1/28 (d)	3,445,000	3,143,563
DT Midstream, Inc. 4.125% 6/15/29 (d)	2,490,000	2,305,142
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,365,000	1,324,951
EQM Midstream Partners LP:
6.5% 7/1/27 (d)	2,000,000	2,004,140
7.5% 6/1/27 (d)	1,085,000	1,108,767
7.5% 6/1/30 (d)	1,085,000	1,116,601
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,245,000	2,048,428
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,690,000	1,614,491
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,330,000	1,184,791
5.125% 6/15/28 (d)	1,650,000	1,609,369
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,575,000	1,437,188
6.25% 11/1/28 (d)	1,575,000	1,525,301
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	2,290,000	2,111,507
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	25,595,000	24,239,745
6.75% 9/15/25 (d)	17,725,000	17,304,031
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	5,925,000	5,412,902
Occidental Petroleum Corp.:
7.5% 5/1/31	2,790,000	3,235,089
7.875% 9/15/31	945,000	1,093,838
8.875% 7/15/30	2,720,000	3,257,200
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	2,185,000	1,835,400
4.95% 7/15/29 (d)	3,370,000	2,960,899
6.875% 4/15/40 (d)	330,000	279,675
SM Energy Co. 5.625% 6/1/25	3,245,000	3,192,269
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,268,413
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,326,086
5.875% 3/15/28	2,780,000	2,660,071
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,010,000	1,849,200
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	4,880,000	4,431,430
6% 3/1/27 (d)	8,724,000	8,104,518
6% 12/31/30 (d)	5,315,000	4,790,144
6% 9/1/31 (d)	4,865,000	4,383,365
7.5% 10/1/25 (d)	905,000	906,893
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,572,845	2,457,067
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	530,999	515,069
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,457,550	1,362,809
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	1,390,625	1,275,898
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	589,500	557,195
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	3,060,380	2,915,012
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,745,000	2,532,866
4.125% 8/15/31 (d)	4,690,000	4,323,664
		187,456,258
Environmental - 1.4%
Covanta Holding Corp. 4.875% 12/1/29 (d)	2,920,000	2,600,932
Darling Ingredients, Inc. 6% 6/15/30 (d)	1,345,000	1,391,039
Madison IAQ LLC:
4.125% 6/30/28 (d)	5,950,000	5,265,750
5.875% 6/30/29 (d)	12,150,000	9,485,019
Stericycle, Inc.:
3.875% 1/15/29 (d)	4,405,000	4,027,624
5.375% 7/15/24 (d)	990,000	987,089
		23,757,453
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	9,750,000	8,537,783
4.875% 2/15/30 (d)	4,560,000	4,172,400
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	4,955,000	3,763,372
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,170,000	1,067,532
		17,541,087
Food/Beverage/Tobacco - 1.8%
C&S Group Enterprises LLC 5% 12/15/28 (d)	5,500,000	3,980,723
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	1,790,000	1,738,890
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	4,645,000	4,328,981
Performance Food Group, Inc. 5.5% 10/15/27 (d)	335,000	330,112
Post Holdings, Inc.:
4.625% 4/15/30 (d)	2,035,000	1,824,907
5.5% 12/15/29 (d)	2,055,000	1,942,509
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	3,395,000	2,932,431
TreeHouse Foods, Inc. 4% 9/1/28	1,265,000	1,100,550
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	12,745,000	9,584,617
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,725,000	1,580,531
4.75% 2/15/29 (d)	1,695,000	1,582,172
		30,926,423
Gaming - 2.8%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,930,000	4,272,068
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	4,920,000	4,171,176
8.125% 7/1/27 (d)	18,354,000	18,354,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	6,725,000	5,497,688
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,865,000	3,857,170
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,000,000	1,658,625
MGM Resorts International:
4.75% 10/15/28	175,000	158,606
5.5% 4/15/27	175,000	168,979
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	4,710,000	3,803,325
5.875% 9/1/31 (d)	2,720,000	2,128,813
Station Casinos LLC 4.5% 2/15/28 (d)	390,000	353,820
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,020,000	2,801,050
		47,225,320
Healthcare - 8.6%
180 Medical, Inc. 3.875% 10/15/29 (d)	2,880,000	2,618,246
AMN Healthcare 4% 4/15/29 (d)	4,020,000	3,646,786
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,435,000	2,241,466
4.625% 7/15/28 (d)	280,000	269,562
Bausch Health Companies, Inc.:
5% 1/30/28 (d)	6,840,000	3,642,300
7% 1/15/28 (d)	5,010,000	2,773,686
Cano Health, Inc. 6.25% 10/1/28 (d)	5,760,000	5,163,598
Catalent Pharma Solutions 3.5% 4/1/30 (d)	3,195,000	2,858,135
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,300,000	1,199,618
4.25% 5/1/28 (d)	385,000	376,338
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	5,180,000	4,169,900
5.25% 5/15/30 (d)	6,085,000	5,111,400
5.625% 3/15/27 (d)	8,425,000	7,487,719
6% 1/15/29 (d)	3,600,000	3,141,000
6.125% 4/1/30 (d)	5,790,000	3,095,508
6.875% 4/15/29 (d)	5,670,000	3,146,850
8% 3/15/26 (d)	1,725,000	1,647,375
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	3,610,000	3,189,652
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	1,280,000	972,800
4.625% 6/1/30 (d)	9,570,000	7,847,400
Embecta Corp. 5% 2/15/30 (d)	1,680,000	1,476,282
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	3,780,000	3,350,101
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,600,000	1,490,144
Hologic, Inc.:
3.25% 2/15/29 (d)	3,095,000	2,804,797
4.625% 2/1/28 (d)	125,000	122,019
Jazz Securities DAC 4.375% 1/15/29 (d)	4,810,000	4,631,309
MEDNAX, Inc. 5.375% 2/15/30 (d)	3,330,000	3,071,925
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	5,195,000	4,701,475
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	1,910,000	1,747,650
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,385,000	1,279,489
Option Care Health, Inc. 4.375% 10/31/29 (d)	3,500,000	3,193,750
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	5,440,000	5,143,520
5.125% 4/30/31 (d)	795,000	744,319
Owens & Minor, Inc. 4.5% 3/31/29 (d)	215,000	193,242
Radiology Partners, Inc. 9.25% 2/1/28 (d)	5,510,000	4,052,715
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	6,140,000	5,520,884
Teleflex, Inc. 4.25% 6/1/28 (d)	1,275,000	1,201,847
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	4,025,000	3,743,250
4.375% 1/15/30 (d)	3,835,000	3,562,408
4.625% 6/15/28 (d)	10,120,000	9,549,601
6.125% 10/1/28 (d)	11,225,000	10,944,375
6.125% 6/15/30 (d)	4,165,000	4,207,150
6.25% 2/1/27 (d)	1,405,000	1,421,396
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	4,940,000	3,120,104
		145,873,091
Homebuilders/Real Estate - 4.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,060,000	1,596,796
Howard Hughes Corp.:
4.125% 2/1/29 (d)	2,570,000	2,210,678
4.375% 2/1/31 (d)	2,570,000	2,176,315
Kennedy-Wilson, Inc. 4.75% 2/1/30	4,055,000	3,484,948
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,490,000	1,396,875
5% 10/15/27	11,615,000	11,174,792
Railworks Holdings LP 8.25% 11/15/28 (d)	3,870,000	3,433,010
TopBuild Corp. 4.125% 2/15/32 (d)	4,805,000	4,180,823
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	10,260,000	9,030,024
6.5% 2/15/29 (d)	39,190,000	30,168,838
		68,853,099
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	3,220,000	2,777,250
3.75% 5/1/29 (d)	10,000	9,075
4% 5/1/31 (d)	2,890,000	2,594,180
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	2,965,000	2,723,963
		8,104,468
Insurance - 0.6%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	3,940,000	3,672,360
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,835,000	3,487,933
AssuredPartners, Inc. 5.625% 1/15/29 (d)	2,915,000	2,594,350
		9,754,643
Leisure - 2.7%
Carnival Corp.:
5.75% 3/1/27 (d)	5,535,000	4,436,607
6% 5/1/29 (d)	6,090,000	4,676,562
6.65% 1/15/28	720,000	508,872
7.625% 3/1/26 (d)	10,780,000	9,319,580
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	295,000	222,403
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	3,145,000	2,704,700
5.875% 3/15/26 (d)	1,585,000	1,292,678
7.75% 2/15/29 (d)	4,040,000	3,238,464
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,390,000	1,074,512
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	5,935,000	4,569,950
5.375% 7/15/27 (d)	2,775,000	2,150,625
5.5% 8/31/26 (d)	4,870,000	3,846,098
5.5% 4/1/28 (d)	5,285,000	3,990,175
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,545,000	1,334,347
Voc Escrow Ltd. 5% 2/15/28 (d)	2,365,000	2,098,441
		45,464,014
Metals/Mining - 0.8%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	125,000	100,508
ERO Copper Corp. 6.5% 2/15/30 (d)	6,975,000	4,738,641
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,385,000	2,253,825
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	1,485,000	1,228,466
Mineral Resources Ltd. 8.5% 5/1/30 (d)	2,310,000	2,338,875
PMHC II, Inc. 9% 2/15/30 (d)	4,255,000	3,095,172
		13,755,487
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	1,040,000	894,400
6% 6/15/27 (d)	2,930,000	3,014,238
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	1,405,000	1,418,657
Glatfelter Corp. 4.75% 11/15/29 (d)	2,885,000	1,965,406
SPA Holdings 3 OY 4.875% 2/4/28 (d)	7,020,000	5,690,971
		12,983,672
Publishing/Printing - 0.2%
News Corp. 5.125% 2/15/32 (d)	3,130,000	2,989,150
Railroad - 0.2%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	4,610,000	4,068,325
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	3,170,000	2,757,900
Garden SpinCo Corp. 8.625% 7/20/30 (d)	740,000	777,022
Yum! Brands, Inc. 4.625% 1/31/32	3,255,000	3,093,617
		6,628,539
Services - 4.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	5,149,000	4,824,047
APX Group, Inc. 6.75% 2/15/27 (d)	2,660,000	2,634,741
Aramark Services, Inc. 5% 2/1/28 (d)	760,000	742,520
ASGN, Inc. 4.625% 5/15/28 (d)	3,260,000	3,023,650
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	3,855,000	3,656,313
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	9,930,000	8,204,663
CoreCivic, Inc.:
4.75% 10/15/27	5,490,000	4,586,491
8.25% 4/15/26	13,298,000	13,211,024
Fair Isaac Corp. 4% 6/15/28 (d)	3,295,000	3,073,236
Gartner, Inc.:
3.625% 6/15/29 (d)	1,645,000	1,502,198
3.75% 10/1/30 (d)	2,345,000	2,153,929
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,310,000	7,749,075
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	4,635,000	4,177,850
PowerTeam Services LLC 9.033% 12/4/25 (d)	1,215,000	987,188
Service Corp. International:
4% 5/15/31	2,375,000	2,185,107
5.125% 6/1/29	4,160,000	4,160,000
Sotheby's 7.375% 10/15/27 (d)	4,605,000	4,431,106
The GEO Group, Inc. 6% 4/15/26	3,300,000	2,506,374
TriNet Group, Inc. 3.5% 3/1/29 (d)	4,635,000	4,061,419
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	5,720,000	5,706,100
		83,577,031
Steel - 0.4%
Commercial Metals Co. 4.125% 1/15/30	2,495,000	2,187,866
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,570,000	4,142,918
		6,330,784
Super Retail - 1.3%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,107,559
Carvana Co.:
4.875% 9/1/29 (d)	2,755,000	1,644,597
5.5% 4/15/27 (d)	3,025,000	1,996,500
5.875% 10/1/28 (d)	1,165,000	738,610
EG Global Finance PLC:
6.75% 2/7/25 (d)	4,830,000	4,600,575
8.5% 10/30/25 (d)	2,825,000	2,766,410
LBM Acquisition LLC 6.25% 1/15/29 (d)	2,405,000	1,815,775
Levi Strauss & Co. 3.5% 3/1/31 (d)	3,995,000	3,610,561
Wolverine World Wide, Inc. 4% 8/15/29 (d)	4,356,000	3,795,165
		22,075,752
Technology - 5.7%
Acuris Finance U.S. 5% 5/1/28 (d)	5,565,000	4,674,600
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	3,405,000	2,912,685
6.125% 12/1/28 (d)	3,875,000	3,177,500
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	3,665,000	3,390,125
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,195,000	1,087,450
4.875% 7/1/29 (d)	1,210,000	1,070,850
CommScope, Inc.:
4.75% 9/1/29 (d)	2,985,000	2,595,398
6% 3/1/26 (d)	1,445,000	1,404,685
7.125% 7/1/28 (d)	5,020,000	4,154,050
8.25% 3/1/27 (d)	1,610,000	1,400,700
Elastic NV 4.125% 7/15/29 (d)	4,568,000	4,067,210
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	4,020,000	3,870,536
5.95% 6/15/30 (d)	4,375,000	4,342,188
Gartner, Inc. 4.5% 7/1/28 (d)	3,750,000	3,608,618
II-VI, Inc. 5% 12/15/29 (d)	4,115,000	3,919,538
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	5,045,000	4,136,900
MicroStrategy, Inc. 6.125% 6/15/28 (d)	5,400,000	4,684,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	2,015,000	1,798,388
onsemi 3.875% 9/1/28 (d)	305,000	282,363
Open Text Corp.:
3.875% 2/15/28 (d)	2,350,000	2,161,909
3.875% 12/1/29 (d)	905,000	814,631
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,435,000	2,012,460
5.375% 12/1/28 (d)	28,245,000	20,757,660
Roblox Corp. 3.875% 5/1/30 (d)	3,335,000	2,921,084
Sensata Technologies BV 4% 4/15/29 (d)	3,060,000	2,784,600
TTM Technologies, Inc. 4% 3/1/29 (d)	4,365,000	3,856,759
Twilio, Inc. 3.875% 3/15/31	1,550,000	1,373,083
Uber Technologies, Inc. 8% 11/1/26 (d)	4,365,000	4,444,023
		97,704,493
Telecommunications - 8.3%
Altice Financing SA:
5% 1/15/28 (d)	3,785,000	3,333,525
5.75% 8/15/29 (d)	13,520,000	11,830,000
Altice France Holding SA 6% 2/15/28 (d)	8,935,000	6,991,638
Altice France SA:
5.125% 1/15/29 (d)	8,120,000	6,903,380
5.125% 7/15/29 (d)	8,025,000	6,868,196
5.5% 1/15/28 (d)	2,115,000	1,859,445
5.5% 10/15/29 (d)	30,000	25,899
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	23,047,000	20,526,811
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,555,000	2,270,756
5.625% 9/15/28 (d)	4,730,000	3,820,232
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,005,000	1,584,089
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	1,595,000	1,498,885
5.875% 10/15/27 (d)	2,480,000	2,443,147
5.875% 11/1/29	3,385,000	2,843,400
6% 1/15/30 (d)	4,935,000	4,145,745
8.75% 5/15/30 (d)	2,825,000	2,999,839
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	2,815,000	2,602,468
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,705,000	3,932,251
4.25% 7/1/28 (d)	4,140,000	3,611,949
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	7,070,000	5,602,975
5.125% 12/15/26 (d)	3,960,000	3,607,124
Millicom International Cellular SA:
4.5% 4/27/31 (d)	2,230,000	1,831,109
5.125% 1/15/28 (d)	531,000	482,467
Sable International Finance Ltd. 5.75% 9/7/27 (d)	130,000	114,725
SBA Communications Corp. 3.125% 2/1/29	3,520,000	3,080,000
Telecom Italia Capital SA:
6% 9/30/34	2,740,000	2,158,647
7.2% 7/18/36	3,910,000	3,242,876
7.721% 6/4/38	850,000	705,500
Uniti Group, Inc. 6% 1/15/30 (d)	8,570,000	6,119,625
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	4,685,000	4,198,931
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	4,595,000	4,024,715
Windstream Escrow LLC 7.75% 8/15/28 (d)	11,260,000	10,082,204
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,320,000	2,905,863
6.125% 3/1/28 (d)	3,695,000	2,863,625
		141,112,041
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	5,130,000	3,988,575
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,230,000	1,037,222
		5,025,797
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (d)	2,910,000	2,720,850
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,085,000	1,860,654
Seaspan Corp. 5.5% 8/1/29 (d)	6,300,000	4,929,750
		9,511,254
Utilities - 3.3%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	2,655,000	2,324,782
4.75% 3/15/28 (d)	1,280,000	1,238,400
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,770,000	2,532,915
InterGen NV 7% 6/30/23 (d)	13,335,000	12,828,537
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,565,000	2,212,313
3.625% 2/15/31 (d)	120,000	100,513
5.25% 6/15/29 (d)	2,640,000	2,475,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	3,665,017	3,545,904
PG&E Corp.:
5% 7/1/28	4,410,000	4,026,065
5.25% 7/1/30	8,455,000	7,588,363
Pike Corp. 5.5% 9/1/28 (d)	13,085,000	11,213,191
Vistra Operations Co. LLC:
5% 7/31/27 (d)	2,395,000	2,357,997
5.625% 2/15/27 (d)	2,950,000	2,959,470
		55,403,450
TOTAL NONCONVERTIBLE BONDS		1,365,425,730
TOTAL CORPORATE BONDS (Cost $1,595,026,957)		1,402,495,003

Common Stocks - 4.0%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (e)	224,406	2,358,507
Energy - 1.7%
California Resources Corp. warrants 10/27/24 (e)	4,491	65,569
Jonah Energy Parent LLC (c)(e)	203,925	9,278,588
Mesquite Energy, Inc. (c)(e)	204,784	12,006,486
New Fortress Energy, Inc.	107,605	5,269,417
Pioneer Natural Resources Co.	11,800	2,796,010
TOTAL ENERGY		29,416,070
Food & Drug Retail - 1.7%
Southeastern Grocers, Inc. (b)(c)(e)	1,184,833	28,909,925
Gaming - 0.3%
Caesars Entertainment, Inc. (e)	88,814	4,057,912
Telecommunications - 0.0%
GTT Communications, Inc. rights (c)(e)	366,387	366,387
Utilities - 0.2%
EQT Corp.	77,300	3,403,519
TOTAL COMMON STOCKS (Cost $59,345,118)		68,512,320

Bank Loan Obligations - 5.8%
	Principal Amount (a)	Value ($)
Broadcasting - 0.3%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (f)(g)(h)	4,613,787	4,371,563
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.036% 8/24/26 (f)(g)(h)	7,359,798	1,440,386
TOTAL BROADCASTING		5,811,949
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (f)(g)(h)	4,647,087	3,296,551
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(f)(g)(h)	5,467,361	5,289,671
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(g)(h)	2,707,435	2,557,687
TOTAL CHEMICALS		7,847,358
Energy - 0.5%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (f)(g)(h)	5,779,797	5,465,029
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (f)(g)(h)	3,966,808	3,750,775
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(h)(i)	3,800,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(h)(i)	1,620,000	0
TOTAL ENERGY		9,215,804
Gaming - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (f)(g)(h)	628,425	598,028
Healthcare - 0.1%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (f)(g)(h)	243,139	236,655
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(h)	713,190	690,603
TOTAL HEALTHCARE		927,258
Insurance - 0.4%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7657% 4/25/25 (f)(g)(h)	7,027,640	6,841,126
Leisure - 0.7%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.6616% 7/21/28 (f)(g)(h)	13,196,431	12,470,627
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (f)(g)(h)	1,770,000	1,696,988
Services - 0.5%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (f)(g)(h)	425,000	374,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (f)(g)(h)	4,737,360	4,475,336
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (f)(g)(h)	2,933,408	2,672,511
TOTAL SERVICES		7,521,847
Super Retail - 0.5%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (f)(g)(h)	3,052,312	2,785,234
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (f)(g)(h)	7,441,899	6,385,447
TOTAL SUPER RETAIL		9,170,681
Technology - 0.9%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (f)(g)(h)	8,195,870	7,796,321
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(g)(h)(j)	1,389,130	1,321,410
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (f)(g)(h)	880,000	854,154
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6223% 4/4/26 (f)(g)(h)	3,410,442	3,205,815
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (f)(g)(h)	1,224,353	1,189,924
TOTAL TECHNOLOGY		14,367,624
Telecommunications - 0.8%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (f)(g)(h)	13,526,933	10,476,610
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.906% 4/30/27 (f)(g)(h)	3,180,698	2,875,891
TOTAL TELECOMMUNICATIONS		13,352,501
Utilities - 0.3%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.0361% 8/1/25 (f)(g)(h)	2,040,000	1,974,802
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (f)(g)(h)	3,693,790	3,561,035
TOTAL UTILITIES		5,535,837
TOTAL BANK LOAN OBLIGATIONS (Cost $107,040,271)		98,654,179

Other - 0.4%
	Shares	Value ($)
Other - 0.4%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $6,819,312)	682,020	6,765,642

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (l) (Cost $89,131,781)	89,113,958	89,131,781

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $1,857,363,439)	1,665,558,925
NET OTHER ASSETS (LIABILITIES) - 1.9%	33,030,167
NET ASSETS - 100.0%	1,698,589,092

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,396,046 or 3.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,173,066,368 or 69.1% of net assets.

(e)	Non-income producing
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing - Security is in default.
(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $0 and $0, respectively.
(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 7/29/22	6,819,312
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 4/01/22	6,243,973
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 4/01/22	9,777,984
Southeastern Grocers, Inc.	6/25/21 - 4/01/22	22,540,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	119,265,405	414,753,769	444,887,393	249,618	-	-	89,131,781	0.2%
Fidelity Securities Lending Cash Central Fund 2.01%	63,228,550	16,576,492	79,805,042	49,361	-	-	-	0.0%
Total	182,493,955	431,330,261	524,692,435	298,979	-	-	89,131,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	5,437,758	1,386,662	-	123,835	-	(58,778)	6,765,642
	5,437,758	1,386,662	-	123,835	-	(58,778)	6,765,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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